Other Income and Expenses	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Expenses [Text Block]
Note 6 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Operations:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Williams Partners
Loss on sale of Canadian operations (Note 2)	$4	$34	$—
Amortization of regulatory assets associated with asset retirement obligations	33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	22	25	20
Project development costs related to Constitution (Note 3)	16	28	—
Gains on contract settlements and terminations	(15)	—	—
Gain on sale of Refinery Grade Propylene Splitter	(12)	—	—
Net foreign currency exchange (gains) losses (1)	—	10	(10)
Gain on asset retirement	—	(11)	—
Other
Loss on sale of Canadian operations (Note 2)	1	32	—
Gain on sale of unused pipe	—	(10)	—

________________

(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).

ACMP Acquisition, Merger, and Transition
Certain ACMP acquisition, merger, and transition costs included in the Consolidated Statement of Operations are as follows:

•	Selling, general, and administrative expenses includes $26 million in 2015 primarily related to professional advisory fees within the Williams Partners segment.

•	Selling, general, and administrative expenses includes $32 million in 2015 of general corporate expenses associated with integration and realignment of resources within the Other segment.

•	Operating and maintenance expenses includes $12 million in 2015 primarily related to employee transition costs within the Williams Partners segment.
Additional Items
Certain additional items included in the Consolidated Statement of Operations are as follows:

•
Service revenues includes $66 million, $58 million, and $239 million recognized in the fourth quarter of 2017, 2016, and 2015, respectively, from minimum volume commitment fees in the Barnett Shale and Mid-Continent regions within the Williams Partners segment.

•
Service revenues for the year ended December 31, 2016, includes $173 million associated with the amortization of deferred income related to the restructuring of certain gas gathering contracts in the Barnett Shale and Mid-Continent regions within the Williams Partners segment.

•
Service revenues were reduced by $15 million for the year ended December 31, 2016, related to potential refunds associated with a ruling received in certain rate case litigation within the Williams Partners segment.

•
Selling, general, and administrative expenses includes $9 million and $47 million for the years ended December 31, 2017 and 2016, respectively, of costs associated with our evaluation of strategic alternatives within the Other segment. Selling, general, and administrative expenses also includes $61 million for the year ended December 31, 2016, of project development costs related to a proposed propane dehydrogenation facility in Alberta, Canada within the Other segment. Beginning in the first quarter of 2016, these costs did not qualify for capitalization.

•
Selling, general, and administrative expenses and Operating and maintenance expenses includes $22 million in severance and other related costs for the year ended December 31, 2017, for the Williams Partners segment. The year ended December 31, 2016, included $42 million in severance and other related costs associated with an approximate 10 percent reduction in workforce in the first quarter of 2016, primarily within the Williams Partners segment.

•
Other income (expense) – net below Operating income (loss) includes $71 million, $66 million, and $77 million for equity AFUDC for the years ended December 31, 2017, 2016, and 2015, respectively. Other income (expense) – net below Operating income (loss) also includes $52 million, $23 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively, of income associated with regulatory assets related to the effects of deferred taxes on equity funds used during construction.

•
Other income (expense) – net below Operating income (loss) includes a $102 million charge for the year ended December 31, 2017, for regulatory assets associated with the effects of deferred taxes on equity funds used during construction as a result of Tax Reform comprised of $39 million within the Williams Partners segment and $63 million within the Other segment (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies).

•
Other income (expense) – net below Operating income (loss) includes $35 million of settlement charge expense in 2017 related to the program to pay out certain deferred vested pension benefits for the Williams Partners segment and $35 million for the Other segment (see Note 9 – Employee Benefit Plans).

•
Other income (expense) – net below Operating income (loss) for the year ended December 31, 2017, includes a net gain of $30 million associated with the February 23, 2017, early retirement of $750 million of 6.125 percent senior unsecured notes that were due in 2022 and a net loss of $3 million associated with the July 3, 2017, early retirement of of $1.4 billion of 4.875 percent senior unsecured notes that were due in 2023. The net gain for the February 23, 2017, early retirement within the Other segment reflects $53 million of unamortized premium, partially offset by $23 million in premiums paid. The net loss for the July 3, 2017, early retirement within the Other segment reflects $51 million of unamortized premium, offset by $54 million in premiums paid (see Note 13 – Debt, Banking Arrangements, and Leases).